Document and Entity Information	Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	NCR Voyix Corp
Amendment Flag	true
Entity Central Index Key	0000070866
Document Type	8-K/A
Document Period End Date	Sep. 30, 2024
Entity File Number	001-00395
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(800)
Local Phone Number	225-5627
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 30, 2024, NCR Voyix Corporation (“NCR Voyix” or the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the completion of its sale of the Company’s Digital Banking business to Dragon Buyer, Inc., an affiliate of The Veritas Capital Fund VIII, L.P. (the “Digital Banking Sale”). In accordance with Accounting Standards Codification 205-20, “Discontinued Operations,” the results of the digital banking business will be reflected as discontinued operations beginning in the quarter ending September 30, 2024. The purpose of this amendment to the Original Form 8-K is to provide the pro forma financial information required by Item 9.01(b) of Form 8-K. The pro forma financial information included in this amended Report on Form 8-K/A has been presented for informational purposes, is based on various adjustments and assumptions and is not necessarily indicative of what the Company’s condensed consolidated financial statements actually would have been had the Digital Banking Sale and other adjustments been completed as of the dates indicated or will be for any future periods.